Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 - income taxes:

a.	Tax rates:

The Israeli corporate tax rates applicable to ACSI, ASM and Telcostar:

2017 – 24%

2018 and thereafter – 23%

b.	Tax assessments:

ACSI and ASM have final tax assessments and considered final tax assessments through the years ended December 31, 2015, respectively.

c.	Net operating losses carry forwards:

As of December 31, 2019, ACSI has incurred operating and capital accumulated losses for tax purposes in the amount of NIS 141.4 million (approximately $40.9 million based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) and NIS 478 thousand (approximately $138 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), respectively and ASM has incurred operating accumulated losses for tax purposes in the amount NIS 306 thousand (approximately $96 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). Those losses may be carried forward and offset against taxable income for an indefinite period. (ACSI has elected the "Preferred Enterprise" program under the amendment of the Encouragement Law and may enjoy a reduced income tax rate once reached profitability and utilized all its operating losses)

d.	Deferred income taxes:

In assessing the realization of deferred tax assets, the Group considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. As described in Note 1.f. regarding the substantial doubt about the Group's ability to continue as a going concern, the Group applied a full valuation allowance for its deferred tax assets.

Composition:

	December 31,
	2019	2018
	(U.S. dollars in thousands)

Net and comprehensive loss	$6,600	$4,927
Temporary differences of expense in connection with employee benefits	18	34
Deferred tax assets before valuation allowance	6,618	4,961
Valuation allowance	(6,618)	(4,961)
	$-	$-

e.	Reconciliation of income tax expenses:

As the Company and ASM stand-alone net results during the years ended December 31, 2019, 2018 and 2017 are relatively immaterial, the Group's overall effective tax rate is attributable to Israeli income tax and therefore a reconciliation between the theoretical income tax, assuming corporate tax rates and the actual income tax expenses as reported in the consolidated statements of comprehensive loss is calculated based on the Israeli corporate tax rates and is as follows:

	Year ended December 31,
	2019	2018	2017
	(U.S. dollars in thousands)

Loss before income tax	$(7,737)	$(10,189)	$(9,111)

Israeli corporate income tax rate	23%	23%	24%
Theoretical income tax benefit	(1,780)	(2,343)	(2,187)
Valuation allowance for deferred tax	1,780	2,343	2,187
Income tax expense	$-	$-	$-

h.	Uncertain tax positions:

For the years ended December 31, 2019, 2018 and 2017, the Group did not have any unrecognized tax benefits.